Property, Plant and Equipment - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Property Plant And Equipment [Line Items]
Carrying amount of property, plant and equipment						$ 10,689,806
Impairment loss related to property, plant and equipment						9,213,926
Level 3
Property Plant And Equipment [Line Items]
Fair value of property, plant and equipment estimated						1,475,880
Building and Building Components
Property Plant And Equipment [Line Items]
Impairment loss					$ 3,150,663
Laboratory, and plant equipment
Property Plant And Equipment [Line Items]
Impairment loss					9,210,460
Canadian Cannabis
Property Plant And Equipment [Line Items]
Impairment loss				$ 1,424,517	12,361,123
Impairment charges		$ 905,028		1,434,760
Carrying amount of property, plant and equipment					20,290,929
Canadian Cannabis | Production Facility Land and Building
Property Plant And Equipment [Line Items]
Carrying amount of property, plant and equipment					17,101,160
Canadian Cannabis | Equipment
Property Plant And Equipment [Line Items]
Carrying amount of property, plant and equipment					$ 3,189,769
Cannabis
Property Plant And Equipment [Line Items]
Property, plant and equipment impaired	$ 14,530,458	$ 1,884,970	$ 15,346,119	2,414,702
SugarLeaf
Property Plant And Equipment [Line Items]
Impairment loss				$ 979,942
Property, plant and equipment impaired						1,533,766
Accelerated amortization of property, plant and equipment						$ 951,540